Segment reporting - Reconciliation of cash earnings to net profit (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Segment reporting
Net profit attributable to owners of WBC	$ 1,190	$ 3,611	$ 3,173
Net profit attributable to owners of WBC, percentage movement from prior period	(67.00%)
Net profit attributable to owners of WBC, percentage movement from same period of prior year	(62.00%)
Operating segments (cash earnings)
Segment reporting
Net profit attributable to owners of WBC	$ 993	3,553	3,296
Net profit attributable to owners of WBC, percentage movement from prior period	(72.00%)
Net profit attributable to owners of WBC, percentage movement from same period of prior year	(70.00%)
Net cash earnings adjustment
Segment reporting
Net profit attributable to owners of WBC	$ 197	58	(123)
Fair value gain/(loss) on economic hedges
Segment reporting
Net profit attributable to owners of WBC	$ 219	90	(125)
Net profit attributable to owners of WBC, percentage movement from prior period	143.00%
Ineffective hedges
Segment reporting
Net profit attributable to owners of WBC	$ 24	15	5
Net profit attributable to owners of WBC, percentage movement from prior period	60.00%
Adjustments relating to Pendal
Segment reporting
Net profit attributable to owners of WBC	$ (63)	(40)	(5)
Net profit attributable to owners of WBC, percentage movement from prior period	58.00%
Treasury shares
Segment reporting
Net profit attributable to owners of WBC	$ 17	$ (7)	$ 2